Class IS Prospectus | Global Fixed Income Opportunities Fund
Global Fixed Income Opportunities Fund
October 3, 2014 Supplement SUPPLEMENT DATED OCTOBER 3, 2014 TO THE PROSPECTUS OF MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND CLASS IS Dated February 28, 2014
The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary-Fees and Expenses-Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class IS Prospectus Global Fixed Income Opportunities Fund CLASS IS
Advisory Fee		0.32%
Distribution and/or Shareholder Service (12b-1) Fee		none
Other Expenses	[1]	1.59%
Total Annual Fund Operating Expenses	[2]	1.91%
Fee Waiver and/or Expense Reimbursement	[2]	1.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.67%
[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.67% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

SOLD
Expense Example (USD $)	1 Year	3 Years
Class IS Prospectus Global Fixed Income Opportunities Fund CLASS IS	68	214

HELD
Expense Example No Redemption (USD $)	1 Year	3 Years
Class IS Prospectus Global Fixed Income Opportunities Fund CLASS IS	68	214

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.